T. ROWE PRICE Tax-Free Short-Intermediate Fund
May 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.0%
ALABAMA  6.4%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  5,000 5,081
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,715
Black Belt Energy Gas Dist., Series A, 5.00%, 12/1/30  1,000 1,048
Black Belt Energy Gas Dist., Series A, 5.00%, 12/1/31  2,135 2,246
Black Belt Energy Gas Dist., Series B, VRDN, 5.00%, 10/1/55
(Tender 9/1/32)  4,000 4,220
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  6,370 6,868
Black Belt Energy Gas Dist., Series C, VRDN, 5.00%, 5/1/55
(Tender 7/1/31)  2,000 2,114
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  14,450 15,153
Black Belt Energy Gas Dist., Series F, 5.00%, 6/1/30  1,140 1,189
Black Belt Energy Gas Dist., Series F, 5.00%, 6/1/31  2,000 2,094
Black Belt Energy Gas Dist., Series F, 5.00%, 6/1/32  2,000 2,098
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/29  500 520
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
12/1/33  3,290 3,504
Mobile Alabama Ind. Dev. Board, Alabama Power, Barry Plant
Project, VRDN, PCR, 2.75%, 7/15/34 (Tender 3/15/29)  1,910 1,897
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  10,000 10,112
Southeast Energy Auth., Series E, 5.00%, 10/1/30  12,070 12,925
76,784
ALASKA  0.2%
Alaska HFC, Veterans Mortgage Program, 3.55%, 6/1/33  1,175 1,178
Alaska HFC, Veterans Mortgage Program, 3.60%, 12/1/33  1,060 1,054
2,232
ARIZONA  3.4%
Arizona IDA, Equitable School Revolving Fund, Series 2019A,
5.00%, 11/1/29  1,005 1,053
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/29  4,645 4,908
Arizona IDA, Sustainable Bonds, Series 2019A, 5.00%, 11/1/28  1,180 1,237
Arizona IDA, Sustainable Bonds, Series A, 5.00%, 11/1/28  10,055 10,441
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 3,060 3,107

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Chandler IDA, Intel Corp. Project, VRDN, 4.10%, 12/1/37
(Tender 6/15/28) (1) 1,130 1,144
Chandler IDA, Intel Corp. Project, VRDN, 5.00%, 9/1/42
(Tender 9/1/27) (1) 100 101
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 5,360 5,426
Maricopa County IDA, Banner Health, 5.00%, 1/1/33  285 289
Maricopa County IDA, Banner Health, 5.00%, 1/1/34  150 152
Maricopa County IDA, Banner Health, 5.00%, 1/1/35  3,345 3,389
Maricopa County IDA, Banner Health, Series A, 5.00%, 1/1/32  4,000 4,394
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  1,275 1,365
Phoenix Civic Improvement, Senior Lien, 5.00%, 7/1/31 (1) 1,795 1,864
Phoenix Civic Improvement, Senior Lien, 5.00%, 7/1/32 (1) 1,585 1,642
40,512
CALIFORNIA  4.1%
California, GO, 3.00%, 10/1/32  890 882
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,610 6,901
California HFFA, Cedars-Sinai Health System, Series A, 5.00%,
8/15/33  225 226
California HFFA, Cedars-Sinai Health System, Series B, 5.00%,
8/15/35  125 126
California Infrastructure & Economic Dev. Bank, Los Angeles
County Museum of Art Project, 3.25%, 6/1/33  2,035 2,042
California Infrastructure & Economic Dev. Bank, Sustainable
Bonds, Series A, 3.25%, 8/1/29  6,000 6,037
California Municipal Fin. Auth., CHF-Davis I, West Village
Student Housing Project, 5.00%, 5/15/27  485 494
California Statewide CDA, Series C-1, 5.00%, 9/2/34  375 406
California Statewide CDA, Series C-1, 5.00%, 9/2/35  310 336
California Statewide CDA, Series C-2, 4.00%, 9/2/32  185 188
California Statewide CDA, Series C-2, 4.00%, 9/2/33  215 219
California Statewide CDA, Series C-2, 4.00%, 9/2/34  245 248
California Statewide CDA, Series C-2, 5.00%, 9/2/27  60 61
California Statewide CDA, Series C-2, 5.00%, 9/2/28  110 114
California Statewide CDA, Series C-2, 5.00%, 9/2/29  80 84
California Statewide CDA, Series C-2, 5.00%, 9/2/30  100 106
California Statewide CDA, Series C-2, 5.00%, 9/2/31  85 91
California Statewide CDA, Statewide Community Infrastructure,
Series A-2, 5.00%, 9/2/27 (2) 15 15
California Statewide CDA, Statewide Community Infrastructure,
Series A-2, 5.00%, 9/2/28 (2) 50 52
California Statewide CDA, Statewide Community Infrastructure,
Series A-2, 5.00%, 9/2/29 (2) 50 52

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Statewide Community Infrastructure,
Series A-2, 5.00%, 9/2/30 (2) 55 58
California Statewide CDA, Statewide Community Infrastructure,
Series A-2, 5.00%, 9/2/31 (2) 70 75
California Statewide CDA, Statewide Community Infrastructure,
Series A-2, 5.00%, 9/2/32 (2) 50 53
Eastern Municipal Water District Community Fac. Dist.
No.2014-65, Menifee, 4.00%, 9/1/27  45 45
Eastern Municipal Water District Community Fac. Dist.
No.2014-65, Menifee, 4.00%, 9/1/31  110 111
Eastern Municipal Water District Community Fac. Dist.
No.2014-65, Menifee, 5.00%, 9/1/33  115 122
Irvine Unified School Dist. Fin. Auth., 5.00%, 9/1/30 (2)(3) 350 381
Irvine Unified School Dist. Fin. Auth., 5.00%, 9/1/31 (2)(3) 400 442
Irvine Unified School Dist. Fin. Auth., 5.00%, 9/1/32 (2)(3) 430 481
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (1) 3,350 3,600
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (1) 4,000 4,243
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/30 (1) 5,000 5,387
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  2,655 2,816
Sacramento County Airport System Revenue, Series C, 5.00%,
7/1/30 (1) 1,785 1,853
San Francisco City & County Airport Commission, San
Francisco International Airport, Series A, 5.00%, 5/1/29 (1) 3,500 3,708
San Francisco City & County Airport Commission, San
Francisco International Airport, Series C, 5.00%, 5/1/28 (1) 5,000 5,201
Southern California Public Power Auth., Clean Energy II
Project, Series A, 5.00%, 11/1/31 (2) 1,000 1,060
Southern California Public Power Auth., Clean Energy II
Project, Series A, 5.00%, 11/1/32 (2) 950 1,011
49,327
COLORADO  5.5%
Colorado, Series A, COP, 5.00%, 12/15/28  9,255 9,800
Colorado HFA, Adventhealth Obligated, Series 2023A-1,
VRDN, 5.00%, 11/15/58 (Tender 11/15/28)  1,690 1,770
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/60 (Tender 11/15/30)  2,000 2,156
Colorado HFA, Children's Hosp. Colorado Project, Series A,
5.00%, 12/1/27 (2) 425 438
Colorado HFA, Children's Hosp. Colorado Project, Series A,
5.00%, 12/1/29 (2) 1,000 1,069
Colorado HFA, Commonspirit Health, Series B-2, VRDN,
5.00%, 8/1/49 (Tender 8/1/26)  9,635 9,643
Colorado HFA, CommonSpirit Health, Series A, 5.00%, 8/1/27  1,085 1,111
Colorado HFA, CommonSpirit Health, Series A, 5.00%, 9/1/29  4,375 4,638

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado Housing & Fin. Auth., Series I-2, Class I, 3.25%,
4/1/29  2,000 2,000
Colorado Housing & Fin. Auth., Albion Apartments Project,
VRDN, 3.375%, 7/1/44 (Tender 7/1/28)  1,955 1,964
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/27 (1) 5,000 5,157
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/29 (1) 7,335 7,684
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/31 (1) 5,085 5,312
Denver City & County Airport System Revenue, Series B,
4.00%, 11/15/31  2,970 2,975
Denver City & County Airport System Revenue, Series B,
5.00%, 11/15/29 (1) 2,000 2,127
Denver Convention Center Hotel Auth., 5.00%, 12/1/26  1,000 1,008
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (4) 2,500 2,287
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/27 (5) 200 207
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/28 (5) 200 211
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/29 (5) 200 214
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/30 (5) 300 327
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/31 (5) 275 304
Univ. of Colorado Hosp. Auth., VRDN, 2.80%, 11/15/39  3,200 3,200
65,602
CONNECTICUT  2.4%
Connecticut, Series A, GO, 5.00%, 3/15/31  2,275 2,506
Connecticut, Series A, GO, 5.00%, 4/15/32  1,515 1,606
Connecticut, Series B, GO, 5.00%, 12/1/29  2,040 2,202
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,385
Connecticut Housing Fin. Auth., Series C-2, 2.20%, 11/15/34 (1) 480 406
Connecticut Housing Fin. Auth., Series D-2, VRDN, 3.10%,
11/15/64 (Tender 11/15/28)  2,245 2,246
Connecticut State HEFA, Series A-3, VRDN, 2.95%, 7/1/49
(Tender 7/1/27)  3,355 3,365
Connecticut State HEFA, Series B, VRDN, 5.00%, 7/1/49
(Tender 7/1/29)  7,115 7,551
Univ. of Connecticut, Series A, 5.00%, 8/15/29  1,200 1,287
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/29  1,740 1,866
28,420
DELAWARE  0.2%
Delaware Economic Dev. Auth., Delmarva power & Light
Project, Series A, 3.60%, 1/1/31  2,145 2,210
2,210

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA  3.0%
Dist. of Columbia Housing Fin. Agency, Belmont Crossing
Phase II, Series B, VRDN, 5.00%, 3/1/29 (Tender 2/1/28)  2,325 2,395
Dist. of Columbia Housing Fin. Agency, Rhode Island Apartment
Project, Series A, 5.00%, 3/1/28  1,650 1,703
Dist. of Columbia Water & Sewer Auth., Series B, 5.00%,
10/1/30  2,145 2,348
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/28  1,560 1,588
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/30  2,215 2,249
Metropolitan Washington Airports Auth., Aviation Revenue,
5.00%, 10/1/34 (1) 1,250 1,276
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2018A, 5.00%, 10/1/29 (1) 4,295 4,490
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (1) 7,000 7,200
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/29 (1) 5,000 5,319
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/34 (1) 2,085 2,095
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/36 (1) 3,000 3,091
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/31  2,190 2,239
35,993
FLORIDA  3.0%
Alachua County HFA, Shands Teaching Hospital & Clinics,
5.00%, 12/1/35  1,145 1,198
Alachua County HFA, Shands Teaching Hospital & Clinics,
VRDN, 5.00%, 12/1/37 (Tender 12/1/26)  6,325 6,330
Broward County Airport System, Series B, 5.00%, 10/1/28 (1) 1,980 2,069
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/30 (5) 1,920 2,087
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/30  40 43
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/32  2,555 2,815
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27 (5) 2,750 2,820
Florida Dev. Fin., Tampa General Hospital Project, Series A,
5.00%, 8/1/27  250 256
Florida Dev. Fin., Tampa General Hospital Project, Series A,
5.00%, 8/1/28  315 329
Florida Dev. Fin., Tampa General Hospital Project, Series A,
5.00%, 8/1/29  200 213
Florida DOT Turnpike System Revenue, Series A, 5.00%,
7/1/26  80 80

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Florida Municipal Power Agency, Series A, 5.00%, 10/1/27  150 151
Florida Municipal Power Agency, Series A, 5.00%, 10/1/28  400 403
Greater Orlando Aviation Auth., 5.00%, 10/1/30 (1) 3,900 4,205
JEA Water & Sewer System Revenue, Series A, 3.25%, 10/1/36  345 339
Lee County Airport Revenue, Series A-2, VRDN, 5.00%,
10/1/56 (Tender 10/1/31) (1) 5,000 5,365
Marion County School Board, COP, 5.00%, 6/1/27 (5) 1,000 1,021
Marion County School Board, COP, 5.00%, 6/1/28 (5) 2,750 2,869
Miami-Dade County Aviation Revenue, 5.00%, 10/1/29  30 30
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  1,000 1,001
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,003
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 207
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  630 633
36,467
GEORGIA  3.5%
Atlanta Beltline Project, Series D, 5.00%, 1/1/30  1,055 1,069
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/36 (1) 1,750 1,926
Atlanta Urban Residential Fin. Auth., VRDN, 3.40%, 2/1/29
(Tender 2/1/28)  1,395 1,401
Burke County Dev. Auth., Fifth Series Georgia Power Plant,
VRDN, PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,900 1,931
Burke County Dev. Auth., Georgia Power Plant Vogtle, PCR,
2.20%, 10/1/32  1,250 1,118
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,010
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  2,205 2,214
Cobb County Dev. Auth., KSU Housing Real Estate Foundation
Projects, Series C, 5.00%, 6/15/27  150 152
Cobb County Dev. Auth., KSU Housing Real Estate Foundation
Projects, Series C, 5.00%, 6/15/28  275 284
Cobb County Dev. Auth., KSU Housing Real Estate Foundation
Projects, Series C, 5.00%, 6/15/29  260 271
Cobb County Dev. Auth., KSU Housing Real Estate Foundation
Projects, Series C, 5.00%, 6/15/30  265 280
Cobb County Dev. Auth., KSU Housing Real Estate Foundation
Projects, Series C, 5.00%, 6/15/31  325 346
Cobb County Dev. Auth., KSU Housing Real Estate Foundation
Projects, Series C, 5.00%, 6/15/32  440 470
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/35  2,495 2,528
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/28  1,125 1,170
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/29  1,110 1,178

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 3.50%, 7/1/33  200 200
Georgia Housing & Fin. Auth., Series B, 2.75%, 12/1/34  335 309
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,542
Main Street Natural Gas, Series A, 5.00%, 5/15/28  1,380 1,424
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  8,090 8,190
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53
(Tender 6/1/31)  1,690 1,806
Monroe County Dev. Auth., Georgia Power Plant Scherer
Project, VRDN, PCR, 3.35%, 11/1/48 (Tender 3/27/30)  1,335 1,350
Municipal Electric Auth. of Georgia, 5.00%, 1/1/32  500 520
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/32  2,130 2,236
Municipal Electric Auth. of Georgia, Project 1, Series 2016A,
5.00%, 1/1/28  2,145 2,149
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
9/1/29  3,000 3,215
41,289
HAWAII  0.2%
Hawaii, Series FG, GO, 5.00%, 10/1/30  2,560 2,579
2,579
ILLINOIS  4.5%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/29 (1) 2,500 2,608
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (1) 8,000 8,436
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/30 (1) 2,000 2,022
Illinois, GO, 4.25%, 1/1/36  320 320
Illinois, GO, 5.00%, 1/1/28  2,010 2,013
Illinois, GO, 5.00%, 2/1/29  4,555 4,621
Illinois, GO, 5.00%, 2/1/30  2,750 2,947
Illinois, Series A, GO, 5.00%, 3/1/28  2,145 2,224
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,288
Illinois, Series B, GO, 5.00%, 5/1/29  2,000 2,118
Illinois, Series C, GO, 5.00%, 11/1/29  6,240 6,427
Illinois, Series D, GO, 5.00%, 11/1/28  3,535 3,643
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/27  595 604
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/31  860 871
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/33  280 283
Illinois Fin. Auth., Clean Water Initiative, Series 2017, 5.00%,
7/1/33  225 228
Illinois Fin. Auth., Clean Water Initiative, Series 2019, 5.00%,
7/1/33  365 388
Illinois Fin. Auth., Rush Univ. System For Health, Series A,
5.00%, 11/15/30  4,000 4,263

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Uchicago Medicine, Series B-2, VRDN,
5.00%, 8/15/52 (Tender 8/15/27)  6,095 6,207
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 821
53,332
INDIANA  0.4%
Indiana Fin. Auth., Community Foundation of Northwest Indiana
Obligated Group, 5.00%, 9/1/29  430 432
Indiana Fin. Auth., Community Foundation of Northwest Indiana
Obligated Group, 5.00%, 9/1/30  380 382
Indiana Fin. Auth., Indiana Univ. Health, Series D-1, VRDN,
5.00%, 10/1/64 (Tender 10/1/29)  3,960 4,191
Indiana Fin. Auth., Indiana Univ. Health, Series D-2, VRDN,
5.00%, 10/1/63 (Tender 10/1/31)  175 190
5,195
KANSAS  0.2%
Univ. of Kansas Hosp. Auth., Univ. of Kansas Health System,
Series B, VRDN, 5.00%, 3/1/55 (Tender 3/1/30)  2,450 2,610
2,610
KENTUCKY  1.0%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/30  50 51
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,600 11,736
11,787
LOUISIANA  0.9%
Louisiana Offshore Terminal Auth., Loop Project, Series 2007A,
4.15%, 9/1/27  1,000 1,010
Louisiana Offshore Terminal Auth., Loop Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  1,600 1,623
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.20%,
6/1/37 (Tender 7/1/26)  2,685 2,683
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  515 515
Saint John the Baptist Parish, Marathon Oil, Series C, VRDN,
3.30%, 6/1/37 (Tender 7/3/28)  4,450 4,465
10,296
MAINE  0.1%
Maine Turnpike Auth., 5.00%, 7/1/30  1,000 1,091
1,091
MARYLAND  3.2%
Frederick County, Series A, 4.00%, 7/1/31  3,270 3,333

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  1,310 1,315
Howard County, Series E, GO, 3.00%, 2/15/35  200 196
Maryland CDA, Series C, 1.30%, 3/1/28  920 880
Maryland CDA, Series C, 2.70%, 9/1/34  1,200 1,091
Maryland Dept. of Housing & Community Dev., Series A,
3.15%, 5/1/27  1,405 1,408
Maryland DOT, Series A, 5.00%, 8/1/30 (1)(5) 725 781
Maryland DOT, Series A, 5.00%, 8/1/31 (1)(5) 715 779
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  7,000 7,153
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27  2,500 2,529
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  7,815 7,905
Maryland, State & Local Facs. Loan, GO, 5.00%, 8/1/31  4,725 4,957
Montgomery County, Series A, GO, 5.00%, 8/1/27  2,000 2,057
Montgomery County, Series A, GO, 5.00%, 8/1/29  1,415 1,521
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,755 1,809
37,714
MASSACHUSETTS  1.6%
Massachusetts Dev. Fin. Agency, CareGroup, Series I, 5.00%,
7/1/27  405 406
Massachusetts Dev. Fin. Agency, CareGroup, Series I, 5.00%,
7/1/28  150 150
Massachusetts Housing Fin. Agency, Single Family Housing,
3.85%, 12/1/34 (1) 655 650
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series A-3, 3.75%, 6/1/29  5,635 5,721
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,448
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series C-3, 3.15%, 6/1/30  6,230 6,239
19,614
MICHIGAN  2.7%
Great Lakes Water Auth. Sewage Disposal System, 2nd Lien,
Series C, 4.00%, 7/1/34 (5) 350 350
Great Lakes Water Auth. Sewage Disposal System, 2nd Lien,
Series C, 5.00%, 7/1/30  320 321
Great Lakes Water Auth. Sewage Disposal System, Senior
Lien, Series A, 5.00%, 7/1/31  6,275 6,938
Great Lakes Water Auth. Sewage Disposal System, Senior
Lien, Series B, 5.00%, 7/1/29  5,000 5,347

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Great Lakes Water Auth. Water Supply System Revenue, 2nd
Lien, Series D, 5.00%, 7/1/30  140 140
Great Lakes Water Auth. Water Supply System Revenue,
Senior Lien, Series C, 5.00%, 7/1/26  85 85
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/26  150 151
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/27  75 76
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  4,185 4,223
Michigan State HDA, Series A, 3.25%, 12/1/31  4,765 4,746
Michigan State HDA, Series A, 3.40%, 6/1/32  2,070 2,055
Michigan State HDA, Series A-1, 3.55%, 10/1/31  4,000 3,999
Michigan State Hosp. Fin. Auth., Corewell Health, Series B-1,
VRDN, 5.00%, 8/15/55 (Tender 6/1/32)  3,010 3,299
31,730
MINNESOTA  1.0%
Minneapolis-St. Paul Metropolitan Airports Commission,
Series B, 5.00%, 1/1/30 (1) 3,500 3,727
Minnesota, Series A, GO, 5.00%, 8/1/31  4,000 4,452
St. Cloud City, CentraCare Health System, 5.00%, 5/1/30  3,075 3,321
11,500
MISSISSIPPI  0.0%
Warren County, Int'l. Paper Project, 4.00%, 9/1/32  450 462
462
MISSOURI  1.0%
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%,
5/1/52 (Tender 5/1/28)  12,000 12,484
12,484
NEBRASKA  0.8%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,945 2,035
Nebraska Investment Fin. Auth., Series D, 3.40%, 3/1/33  2,355 2,348
Nebraska Investment Fin. Auth., Series F, 3.15%, 9/1/27 (1) 1,315 1,316
Nebraska Investment Fin. Auth., Series F, 3.20%, 3/1/28 (1) 1,345 1,346
Nebraska Investment Fin. Auth., Series F, 3.25%, 9/1/28 (1) 1,000 1,001
Nebraska Investment Fin. Auth., Series F, 3.30%, 3/1/29 (1) 655 655
Nebraska Investment Fin. Auth., Series F, 3.35%, 9/1/29 (1) 315 315
9,016
NEVADA  0.4%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 3,000 3,069

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Sparks Tourism Improvement Dist. No. 1, Legends At Sparks
Marina, 3.875%, 6/15/28  1,675 1,683
4,752
NEW JERSEY  2.7%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  1,150 1,197
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (1) 1,975 1,877
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project,
5.00%, 6/1/32  640 658
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 3.50%, 7/1/34 (Prerefunded 7/1/26) (6) 1,550 1,551
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.00%, 7/1/26  325 326
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.00%, 7/1/30  5,000 5,412
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.00%, 7/1/30 (Prerefunded 7/1/26) (6) 195 195
New Jersey Housing & Mortgage Fin. Agency, 701 Newark
Avenue Project, Series E, VRDN, 3.15%, 12/1/43 (Tender
12/1/28)  1,680 1,683
New Jersey Housing & Mortgage Fin. Agency, Rowan Towers,
Series D-2, VRDN, 3.10%, 7/1/29 (Tender 7/1/28)  345 346
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,650
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  210 210
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/31  5,050 5,542
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/32  1,070 1,106
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  2,455 2,506
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/32  2,600 2,688
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, 2.25%, 6/1/29  3,000 2,881
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  2,450 2,551
32,379
NEW MEXICO  0.0%
New Mexico Mortgage Fin. Auth., Series F, 2.60%, 7/1/34  400 363
363
NEW YORK  9.6%
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/31 (5) 2,775 3,085
Dormitory Auth. of the State of New York, Series C, 5.00%,
3/15/35  1,250 1,292
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/26  155 155

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51
(Tender 9/1/26)  1,400 1,393
Long Island Power Auth., Series B, VRDN, 3.00%, 9/1/49
(Tender 9/1/29)  6,900 6,885
New York City, Series A, GO, 5.00%, 8/1/30  2,830 3,075
New York City, Series B-1, GO, 5.00%, 8/1/29  1,710 1,829
New York City, Series D, GO, 5.00%, 4/1/31  2,045 2,243
New York City, Series F-1, GO, 5.00%, 8/1/28  1,000 1,052
New York City Housing Dev., Series E, 3.40%, 11/1/29  810 810
New York City Housing Dev., Sustainable Dev. Bonds, 1.90%,
5/1/33  365 313
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.25%, 11/1/64 (Tender 7/2/29)  3,030 3,041
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.25%, 11/1/65 (Tender 2/1/30)  3,000 3,012
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  4,680 4,682
New York City Housing Dev., Sustainable Dev. Bonds, Series C,
VRDN, 3.10%, 11/1/45 (Tender 2/1/31)  2,960 2,941
New York City Housing Dev., Sustainable Dev. Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  2,685 2,718
New York City Housing Dev., Sustainable Dev. Bonds,
Series D-1A, 1.85%, 11/1/33  400 337
New York City Housing Dev., Sustainable Dev. Bonds,
Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)  3,180 3,195
New York City Housing Dev., Sustainable Dev. Bonds,
Series I-1, 2.10%, 11/1/35  525 443
New York City Housing Dev., Sustainable Neighborhood Bonds,
2.85%, 11/1/31  205 201
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series E-1B, 3.15%, 11/1/36  310 295
New York City Transitional Fin. Auth., Future Tax Secured,
Series B-1, 5.25%, 11/1/35  4,000 4,472
New York City Transitional Fin. Auth., Future Tax Secured,
Series C-1, 5.00%, 2/1/37  2,245 2,443
New York City Transitional Fin. Auth., Future Tax Secured,
Series D-1, 5.00%, 11/1/31  10,000 11,061
New York City Transitional Fin. Auth., Future Tax Secured,
Series G-1, 5.00%, 11/1/32 (2) 975 1,090
New York City Transitional Fin. Auth., Future Tax Secured,
Series J-1, 5.00%, 11/1/30  2,000 2,183
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 244, 2.75%, 4/1/35  650 596
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  1,100 1,106

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York State Housing Fin. Agency, Sustainability Bonds,
VRDN, 3.80%, 11/1/62 (Tender 5/1/29)  5,725 5,727
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 2.50%, 11/1/60 (Tender 5/1/27)  820 815
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 3.35%, 6/15/54 (Tender 6/15/29)  1,000 1,002
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 3.50%, 11/1/64 (Tender 5/1/30)  6,000 6,045
New York State Housing Fin. Agency, Sustainability Bonds,
Series B-2, VRDN, 3.35%, 12/15/54 (Tender 12/15/29)  2,230 2,240
New York State Housing Fin. Agency, Sustainability Bonds,
Series B-2, VRDN, 3.60%, 11/1/64 (Tender 5/1/29)  5,040 5,064
New York State Housing Fin. Agency, Sustainability Bonds,
Series C-2, VRDN, 3.30%, 5/1/65 (Tender 5/1/30)  2,700 2,710
New York State Housing Fin. Agency, Sustainability Bonds,
Series D-2, VRDN, 3.375%, 5/1/65 (Tender 11/1/31)  5,000 5,011
New York State Housing Fin. Agency, Sustainability Bonds,
Series E-2, VRDN, 3.875%, 11/1/63 (Tender 5/1/28)  185 185
New York State Housing Fin. Agency, Sustainability Bonds,
Series H, 2.75%, 11/1/34  490 446
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (1) 7,000 7,085
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (1) 3,150 3,237
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/33 (1) 1,445 1,487
Port Auth. of New York & New Jersey, Series 227, 2.00%,
10/1/32 (1) 2,550 2,290
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (1) 5,000 4,988
114,280
NORTH CAROLINA  1.9%
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/28  650 681
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/29  800 855
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/30  850 926
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  7,000 7,667
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  11,720 12,345
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  485 490
North Carolina Municipal Power Agency No. 1, Series A, 5.00%,
1/1/28  230 231
23,195

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
OHIO  1.2%
Allen County Hosp. Fac. Revenue, Series A, 5.00%, 8/1/30  4,260 4,401
Columbus, Series A, GO, 5.00%, 4/1/31  3,570 3,949
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN,
2.75%, 1/1/52 (Tender 5/1/28)  2,265 2,253
Ohio, Univ. Hosp. Health System, Series A, 5.00%, 1/15/29  3,360 3,524
14,127
OKLAHOMA  0.3%
Oklahoma City Public Property Auth., 5.00%, 6/1/30 (2) 1,475 1,594
Univ. of Oklahoma, Series A, 5.00%, 7/1/27 (3) 700 718
Univ. of Oklahoma, Series A, 5.00%, 7/1/28 (3) 1,025 1,073
3,385
OREGON  1.5%
Oregon Housing & Community Services Dept., Gresham Civic
Station Apartments Project, Series Q, VRDN, 3.125%, 7/1/44
(Tender 7/1/28)  1,100 1,102
Oregon, Article XI-G Project, Series G, GO, 5.00%, 8/1/31  400 445
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/30  1,830 1,997
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/31  1,650 1,795
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/35  2,400 2,583
Port of Portland, Airport Revenue, Series 24B, 5.00%,
7/1/28 (1) 2,240 2,267
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/28 (1) 1,000 1,043
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/29 (1) 6,515 6,899
18,131
PENNSYLVANIA  0.7%
Allegheny County Airport Auth., Series A, 5.00%, 1/1/29 (1)(5) 1,400 1,469
Pennsylvania Economic DFA, Waste Management Project,
VRDN, 4.25%, 7/1/41 (Tender 7/1/27) (1) 105 106
Pennsylvania Housing Fin. Agency, Series 120, 3.10%, 10/1/36  490 462
Pennsylvania Housing Fin. Agency, Series 121, 3.10%, 10/1/36  500 472
Pennsylvania Housing Fin. Agency, Fairhill Phase I, VRDN,
3.15%, 1/1/46 (Tender 7/1/29)  2,645 2,651
School Dist. of Philadelphia, Series B, GO, 5.00%, 9/1/29 (2) 1,925 2,050
School Dist. of Philadelphia, Series B, GO, 5.00%, 9/1/30 (2) 1,000 1,081
8,291
PUERTO RICO  6.9%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (7) 6,800 7,039

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (7) 5,000 5,223
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (7) 1,250 1,279
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  19,435 19,741
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  11,987 12,597
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  5,802 6,280
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/27  450 457
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/29  850 886
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  10,000 10,001
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  6,883 6,652
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,000 906
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,678 6,453
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,579 5,113
82,627
RHODE ISLAND  0.0%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  450 451
451
SOUTH CAROLINA  1.3%
Medical Univ. Hosp. Auth., Nexton Project, 5.00%, 5/15/31 (2) 250 271
Medical Univ. Hosp. Auth., Nexton Project, 5.00%, 11/15/31 (2) 300 327
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 5/15/32 (2) 300 332
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 11/15/32 (2) 435 484
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  1,670 1,800
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, Series B-1, VRDN, 5.00%, 11/1/55 (Tender 11/1/30)  2,900 3,116
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/33  575 594
South Carolina Public Service Auth., Series A, 5.00%, 12/1/33  410 410
South Carolina Public Service Auth., Series A, 5.00%, 12/1/36  490 490
South Carolina Public Service Auth., Series A, 5.00%, 12/1/36
(Prerefunded 6/1/26) (6) 145 145

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Public Service Auth., Series B, 5.00%, 12/1/28  1,000 1,055
South Carolina Public Service Auth., Series B, 5.00%, 12/1/29  1,000 1,076
South Carolina Public Service Auth., Series B, 5.00%, 12/1/30  1,195 1,307
South Carolina Public Service Auth., Series B, 5.00%, 12/1/31  700 776
South Carolina State Housing Fin. & Dev. Auth., Series A,
6.00%, 7/1/32  1,335 1,546
South Carolina State Housing Fin. & Dev. Auth., Series A,
6.00%, 7/1/33  1,340 1,579
15,308
SOUTH DAKOTA  0.3%
Lincoln County, Augustana Univ. Assn. Project, 5.00%, 8/1/27  200 203
Lincoln County, Augustana Univ. Assn. Project, 5.00%, 8/1/28  200 205
Lincoln County, Augustana Univ. Assn. Project, 5.00%, 8/1/29  265 274
Lincoln County, Augustana Univ. Assn. Project, 5.00%, 8/1/30  285 297
Lincoln County, Augustana Univ. Assn. Project, 5.00%, 8/1/31  450 471
Lincoln County, Augustana Univ. Assn. Project, 5.00%, 8/1/32  435 456
South Dakota HEFA, Sanford, Series C-2, VRDN, 5.00%,
11/1/51 (Tender 11/1/32)  1,650 1,797
3,703
TENNESSEE  1.6%
Kingsport Tennessee Ind. Dev. Board, Stonecrest Apartments
Project, VRDN, 2.95%, 9/1/29 (Tender 9/1/28)  3,750 3,739
Metropolitan Gov't. of Nashville & Davidson County Health &
Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,301
Metropolitan Gov't. of Nashville & Davidson County Health
& Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series B,
5.00%, 7/1/29  5,560 5,906
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (1) 690 705
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 1,000 1,040
18,691
TEXAS  11.7%
Austin Airport System, Series B, 5.00%, 11/15/28 (1) 2,255 2,360
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,755 1,763
Board of Regents of the Univ. of Texas System, Series A,
5.00%, 8/15/29  2,500 2,681
Board of Regents of the Univ. of Texas System, Series A,
5.00%, 8/15/31  2,000 2,217
Board of Regents of the Univ. of Texas System, Series C,
5.00%, 8/15/31  1,000 1,109
Central Texas Regional Mobility Auth., Series 2025B, 5.00%,
1/1/29  2,130 2,247
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/28  1,150 1,192
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/29  1,250 1,320

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Central Texas Turnpike System, Series C, 5.00%, 8/15/31  3,500 3,832
Clifton Higher Ed. Fin., Idea Public Schools, 4.00%, 8/15/33  2,000 2,029
Clifton Higher Ed. Fin., Idea Public Schools, 4.00%, 8/15/34  465 471
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/30  1,000 1,081
Clifton Higher Ed. Fin., Idea Public Schools, Series T, 4.00%,
8/15/33  1,170 1,216
Clifton Higher Ed. Fin., International Leadership, Series A,
5.00%, 2/15/29  1,800 1,894
Clifton Higher Ed. Fin., International Leadership, Series A,
5.00%, 2/15/31  4,660 5,039
Clifton Higher Ed. Fin., YES Prep Public Schools, 5.00%, 4/1/30  350 375
Conroe Independent School Dist., GO, 5.00%, 2/15/31  900 990
Conroe Independent School Dist., GO, 5.00%, 2/15/32  1,200 1,337
Conroe Independent School Dist., GO, 5.00%, 2/15/33  1,275 1,434
Cypress-Fairbanks Independent School Dist., GO, 5.00%,
2/15/30  4,000 4,325
Cypress-Fairbanks Independent School Dist., Series 2019, GO,
5.00%, 2/15/30  1,750 1,858
Dallas Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/29) (1) 4,400 4,622
Dallas Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/32) (1) 5,000 5,399
Fort Bend Independent School Dist., Series B, GO, VRDN,
3.125%, 8/1/56 (Tender 8/1/29)  3,925 3,928
Harris County, Series A, GO, 5.00%, 9/15/29  1,790 1,924
Harris County Cultural Ed. Fac. Fin., Houston Methodist,
Series A, 5.00%, 12/1/31  2,820 3,105
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,500 1,517
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., Series B, 5.00%, 7/1/31  7,000 7,696
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,113
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,440 2,511
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (1) 2,130 2,254
Houston Airport System Revenue, United Airlines, Series B,
5.25%, 7/15/29 (1) 3,850 4,006
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/29  1,500 1,612
Humble Independent School Dist., GO, 5.00%, 2/15/36  2,880 3,153
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 540 541
Mission Economic Dev., Graphic Packaging International,
VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (1) 1,400 1,444

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Mission Economic Dev., Graphic Packaging International,
VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (1)(2) 750 774
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  1,000 1,014
Permanent Univ. Fund - Texas A&M Univ. System, Series A,
5.00%, 7/1/31  1,775 1,962
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/30  3,135 3,417
San Antonio Electric & Gas Systems Revenue, Series A,
VRDN, 2.90%, 2/1/55 (Tender 12/1/27)  3,375 3,354
Tarrant County Cultural Ed. Fac. Fin., Ascension Senior Credit
Group, Series C-1, VRDN, 5.00%, 11/15/51 (Tender 11/15/32)  14,140 15,528
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, 5.00%, 11/15/29  2,400 2,578
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series C, VRDN, 5.00%, 11/15/64 (Tender 11/15/32)  3,535 3,910
Texas A&M Univ., Series A, 5.00%, 5/15/28  1,000 1,048
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  3,590 3,653
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,415
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/30  775 814
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/31  1,000 1,058
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/31  3,470 3,539
Texas Water Financial Assistance, Economically Distressed
Areas Program, Series C, GO, 5.00%, 8/1/28  3,345 3,518
139,177
UTAH  1.3%
Downtown Revitalization Public Infrastructure Dist., Seg Redev.
Project, Series A, 5.00%, 6/1/30 (5) 700 758
Downtown Revitalization Public Infrastructure Dist., Seg Redev.
Project, Series A, 5.00%, 6/1/31 (5) 1,250 1,371
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/29 (1) 2,000 2,078
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (1) 2,500 2,553
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/29 (1) 1,350 1,429
Salt Lake City Airport, Series A, 5.00%, 7/1/29 (1) 2,000 2,117
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (1) 4,860 5,013
15,319
VIRGINIA  5.1%
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  7,500 8,001
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  3,170 3,239
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,372

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  1,125 1,148
Louisa IDA, Virginia Electric & Power Project, Series A, VRDN,
PCR, 3.65%, 11/1/35 (Tender 10/1/27)  3,205 3,230
Louisa IDA, Virginia Electric & Power Project, Series B, VRDN,
PCR, 3.125%, 11/1/35 (Tender 10/1/30)  1,845 1,840
Louisa IDA, Virginia Electric & Power Project, Series C, VRDN,
PCR, 3.80%, 11/1/35 (Tender 5/28/27)  285 287
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series B, 5.00%, 1/1/29  1,000 1,050
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series C, 5.00%, 1/1/32  3,000 3,263
Norfolk, Series A, GO, 5.00%, 9/1/36  4,595 4,945
Prince William County Service Auth., 5.00%, 7/15/30  500 547
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,118
Virginia HDA, Series A, 3.00%, 3/1/31  175 175
Virginia HDA, Series A, 3.25%, 9/1/29  870 871
Virginia HDA, Series E, 2.90%, 10/1/29  6,290 6,286
Virginia HDA, Series E, 3.00%, 4/1/29  3,000 3,004
Virginia HDA, Series E, 3.15%, 1/1/31  1,020 1,015
Virginia HDA, Series G-1, 2.55%, 7/1/27  270 269
Virginia HDA, Series G-1, 2.60%, 1/1/28  240 238
Virginia HDA, Series G-1, 2.65%, 7/1/28  170 169
Virginia HDA, Series H, 3.625%, 6/1/29  2,550 2,551
Virginia Small Business Fin. Auth., Elizabeth River Crossings
Opco Project, 4.00%, 1/1/30 (1) 3,250 3,306
Wise County IDA, Electric & Power Project, VRDN, 3.125%,
10/1/40 (Tender 10/1/30)  750 748
Wise County IDA, Virginia Electric & Power, Series A, VRDN,
3.80%, 11/1/40 (Tender 5/28/27)  3,220 3,244
60,916
WASHINGTON  2.8%
Energy Northwest, Series A, 5.00%, 7/1/27 (Prerefunded
7/1/26) (6) 5,985 5,996
Energy Northwest, Series A, 5.00%, 7/1/28  2,940 3,088
King County Public Hosp. Dist. No. 2, Evergreen Health, GO,
5.00%, 12/1/31  1,010 1,104
King County Public Hosp. Dist. No. 2, Evergreen Health, GO,
5.00%, 12/1/33  1,160 1,291
King County Sewer Revenue, Series A, 5.00%, 7/1/27  5,000 5,134
Port of Seattle, Series B, 5.00%, 7/1/29 (1) 6,150 6,518
Washington, Series C, GO, Zero Coupon, 6/1/28 (8) 2,670 2,525
Washington, Series D, GO, 5.00%, 2/1/32  5,000 5,075
Washington, Series E, GO, 5.00%, 6/1/30  1,385 1,498

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/30 (3)(7) 300 319
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/31 (3)(7) 500 538
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/32 (3)(7) 750 813
33,899
WEST VIRGINIA  0.4%
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/26 (5) 500 500
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/27 (5) 300 306
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/28 (5) 285 296
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/29 (5) 850 898
West Virginia Economic Dev. Auth., Appalachian Power Amos
Project, Series A, VRDN, 3.30%, 1/1/41 (Tender 9/1/28) (1) 3,175 3,190
West Virginia Hosp. Fin. Auth., United Health System, 5.00%,
6/1/28  15 15
5,205
WISCONSIN  1.0%
PFA, Kawa Fund, Series 1, Class A, VRDN, 3.625%, 6/15/63
(Tender 6/15/31)  1,425 1,424
PFA, Pinecrest Academy, Series A, 4.00%, 7/15/33 (7) 575 572
PFA, Waste Management Project, 2.875%, 5/1/27 (1) 520 517
Wisconsin HEFA, Ascension Health Credit Group, Series A,
5.00%, 11/15/28  25 25
Wisconsin HEFA, Benevolent, 5.00%, 6/1/27  125 127
Wisconsin HEFA, Benevolent, 5.00%, 6/1/28  165 169
Wisconsin HEFA, Benevolent, 5.00%, 6/1/29  200 208
Wisconsin HEFA, Benevolent, 5.00%, 6/1/30  270 283
Wisconsin HEFA, Benevolent, 5.00%, 6/1/31  280 296
Wisconsin HEFA, Benevolent, 5.00%, 6/1/32  340 362
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series A, 2.75%, 9/1/30  1,160 1,149
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.25%, 3/1/28  2,850 2,857
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series B, VRDN, 3.10%, 11/1/56 (Tender 11/1/28)  3,740 3,743
11,732

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 3.67% (9)(10) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities  100.0%
(Cost $1,181,876) $ 1,194,178
Other Assets Less Liabilities (0.0)% (462)
Net Assets 100.0% $ 1,193,716
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) When-issued security
(3) Insured by Build America Mutual Assurance Company
(4) Insured by National Public Finance Guarantee Corporation
(5) Insured by Assured Guaranty Incorporated
(6) Prerefunded date is used in determining portfolio maturity.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,783 and represents 1.3% of net assets.
(8) Insured by AMBAC Assurance Corporation
(9) Seven-day yield
(10) Affiliated Companies
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corporation
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate

T. ROWE PRICE Tax-Free Short-Intermediate Fund

.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
2/28/26
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government
Reserve Fund, 3.67% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Tax-Free Short-Intermediate Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length

T. ROWE PRICE Tax-Free Short-Intermediate Fund

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,194,177 $ — $ 1,194,177
Short-Term Investments 1 — — 1
Total $ 1 $ 1,194,177 $ — $ 1,194,178

T. ROWE PRICE Tax-Free Short-Intermediate Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F56-054Q1 05/26